Borrowings - 2019 Partnership Facility (Details) $ in Thousands					6 Months Ended
	Apr. 01, 2019 USD ($)	Mar. 07, 2019 USD ($)	Mar. 06, 2019 USD ($)	Feb. 20, 2019 USD ($) installment	Jun. 30, 2019 USD ($)
Borrowings
Drawn amount					$ 435,000
2019 Partnership Facility | GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC
Borrowings
Maximum loan facility amount				$ 450,000
Minimum percentage of aggregate market value of vessels securing facility to aggregate amount outstanding under facility				75.00%
Number of repayable installments | installment				20
Installment amount				$ 7,357
Minimum amount of cash and cash equivalents, short-term investments and available undrawn facilities				$ 45,000
Maximum percentage of total indebtedness to total assets				65.00%
Minimum percentage of outstanding facility amount to aggregate of market value of mortgaged vessels and market value of additional security				120.00%
Drawn amount	$ 75,000		$ 360,000
2019 Partnership Facility | GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC | Maximum
Borrowings
Final balloon payment				$ 302,860
Existing Partnership Facility | GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC
Borrowings
Prepayment of debt			$ 354,375
Unamortized fees written off		$ 988